Segment and Geographic Information	12 Months Ended
Dec. 31, 2013
Segment and Geographic Information [Abstract]
Segment and Geographic Information
10. SEGMENT AND GEOGRAPHIC INFORMATION

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates performance based on operating income of the respective business units before restructuring charges, interest expense and income taxes. Total revenue and operating income by business segment and geographic region include both sales to customers, as reported in the Company’s Consolidated Statements of Earnings, and intersegment sales, which are accounted for at prices that approximate market prices and are eliminated in consolidation. Corporate & Other revenue consists primarily of flavor, fragrances and color products sold by the Asia Pacific Group, China Group and Flavors Central & South America Group.
Assets by business segment and geographic region are those assets used in the Company’s operations in each segment and geographic region. Segment assets reflect the allocation of goodwill to each segment. Corporate & Other assets consist primarily of property and investments.

Segment Information The Company determines its operating segments based on information utilized by the chief operating decision maker to allocate resources and assess performance. The Company’s reportable segments consist of Flavors & Fragrances and Color and are both managed on a products and services basis. The Company’s Flavors & Fragrances segment produces flavor and fragrance products that impart a desired taste, texture, aroma or other characteristic to a broad range of consumer and other products. The Color segment produces natural and synthetic color systems for pharmaceuticals, foods and beverages; colors and formulations for cosmetics; and technical colors for industrial applications and digital imaging. Three additional segments, Asia Pacific, China and Flavors Central & South America are managed on a geographic basis and included in Corporate & Other.

Beginning in the first quarter of 2013, the results of operations for the Company’s cosmetic and pharmaceutical businesses in Asia Pacific and China, previously reported in the Corporate & Other segment, are reported in the Color segment. Results for 2012 and 2011 have been restated to reflect this change.

	Flavors &		Corporate
(in thousands)	Fragrances	Color	& Other	Consolidated
2013
Revenue from external customers	$845,672	$473,281	$148,597	$1,467,550
Intersegment revenue	35,626	20,691	1,847	58,164
Total revenue	881,298	493,972	150,444	1,525,714
Operating income (loss)	122,410	103,601	(53,649)	172,362
Interest expense	—	—	16,147	16,147
Earnings (loss) before income taxes	122,410	103,601	(69,796)	156,215
Assets	897,216	790,531	182,987	1,870,734
Capital expenditures	59,040	39,273	5,933	104,246
Depreciation and amortization	27,458	18,664	5,894	52,016

2012
Revenue from external customers	$837,549	$477,385	$144,116	$1,459,050
Intersegment revenue	37,732	21,825	1,464	61,021
Total revenue	875,281	499,210	145,580	1,520,071
Operating income (loss)	122,997	96,406	(28,195)	191,208
Interest expense	—	—	16,901	16,901
Earnings (loss) before income taxes	122,997	96,406	(45,096)	174,307
Assets	860,395	744,200	172,048	1,776,643
Capital expenditures	49,781	46,003	8,022	103,806
Depreciation and amortization	27,021	15,499	5,832	48,352

2011
Revenue from external customers	$821,933	$476,958	$131,898	$1,430,789
Intersegment revenue	35,527	19,833	1,728	57,088
Total revenue	857,460	496,791	133,626	1,487,877
Operating income (loss)	129,436	92,518	(31,131)	190,823
Interest expense	—	—	19,439	19,439
Earnings (loss) before income taxes	129,436	92,518	(50,570)	171,384
Assets	803,844	699,017	151,303	1,654,164
Capital expenditures	34,999	30,121	7,080	72,200
Depreciation and amortization	26,743	14,125	5,231	46,099
Geographic Information The Company has manufacturing facilities or sales offices in North America, South America, Europe, Asia, Australia and Africa.

(in thousands)	2013	2012	2011
Revenue from external customers:
North America	$784,658	$785,919	$737,154
Europe	382,464	371,658	405,312
Asia Pacific	191,343	199,849	190,404
Other	109,085	101,624	97,919
Consolidated	$1,467,550	$1,459,050	$1,430,789
Long-lived assets:
North America	$531,005	$504,483	$444,656
Europe	506,352	472,865	456,248
Asia Pacific	32,148	35,891	35,151
Other	11,404	12,050	11,239
Consolidated	$1,080,909	$1,025,289	$947,294

Sales in the United States, based on the final country of destination of the Company’s products, were $592.6 million, $598.5 million and $561.9 million in 2013, 2012 and 2011, respectively. No other country of destination exceeded 10% of consolidated sales. Total long-lived assets in the United States amounted to $389.7 million, $360.1 million and $345.1 million at December 31, 2013, 2012 and 2011, respectively.

Product Information The Company’s revenue summarized by product portfolio is as follows:

(in thousands)	2013	2012	2011
Traditional Flavors & Fragrances	$744,934	$725,165	$710,450
Natural Ingredients	244,155	252,941	240,844
Food & Beverage Colors	307,301	310,739	317,880
Non-Food Colors	229,324	231,226	218,703
Intersegment Revenue	(58,164)	(61,021)	(57,088)
Consolidated	$1,467,550	$1,459,050	$1,430,789